Dividend per ordinary share	12 Months Ended
Dec. 31, 2024
Dividend per ordinary share [abstract]
Dividend per ordinary share
29 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share (in EUR)	Total (in EUR million)
Dividends on ordinary shares:
In respect of 2022
- Interim dividend, paid August 2022	0.170	636
- Final dividend, paid May 2023	0.389	1,408
Total dividend in respect of 2022	0.559	2,044
In respect of 2023
- Interim dividend, paid August 2023	0.350	1,260
- Final dividend, paid May 2024	0.756	2,497
Total dividend in respect of 2023	1.106	3,757
In respect of 2024
- Interim dividend, paid August 2024	0.350	1,129
- Final dividend declared	0.710	2,145
Total dividend in respect of 2024	1.060	3,274
On 25 April 2024, the Annual General Meeting of shareholders ratified the total dividend of EUR 1.106 per ordinary share of which EUR 0.35 per share was paid as an interim cash dividend during August 2023. The final dividend of EUR 0.756 per ordinary share was paid entirely in cash.
In October 2024 an additional cash distribution of EUR 0.161 per share was declared to shareholders of ING Group and EUR 498 million was paid in January 2025 (2023: nil 2022: EUR 1,171 million, EUR 0.31 per share).
The Board has proposed to pay a final cash dividend over 2024 of EUR 0.710 per share. This is subject to approval by shareholders at the Annual General Meeting in April 2025.
ING Groep N.V. is required to withhold tax of 15% on dividends paid. Reference is made to Note 19 'Equity' for further information on share buyback programmes and other distributions.